Schedule of Debt (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Promissory Notes Payable Schedule Of Debt 1	$ 0
Promissory Notes Payable Schedule Of Debt 2	750,000
Promissory Notes Payable Schedule Of Debt 3	299,000
Promissory Notes Payable Schedule Of Debt 4	216,000
Promissory Notes Payable Schedule Of Debt 5	0
Promissory Notes Payable Schedule Of Debt 6	(167,500)
Promissory Notes Payable Schedule Of Debt 7	0
Promissory Notes Payable Schedule Of Debt 8	69,419
Promissory Notes Payable Schedule Of Debt 9	299,000
Promissory Notes Payable Schedule Of Debt 10	867,919
Promissory Notes Payable Schedule Of Debt 11	(299,000)
Promissory Notes Payable Schedule Of Debt 12	(867,919)
Promissory Notes Payable Schedule Of Debt 13	0
Promissory Notes Payable Schedule Of Debt 14	$ 0